Intangible assets and goodwill (Details) - Online - Goodwill	Jun. 30, 2025	Jun. 30, 2024
Discount rate
Disclosure of information for cash-generating units [line items]
Change required for carrying amount to be equal to recoverable amount	0.027	0.024
EBITDA margin in Terminal value
Disclosure of information for cash-generating units [line items]
Change required for carrying amount to be equal to recoverable amount	(0.022)	(0.019)
Budgeted revenue growth rate (CAGR for the next five years)
Disclosure of information for cash-generating units [line items]
Change required for carrying amount to be equal to recoverable amount	(0.06)	(0.054)